Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of prepayments and other current assets

	As of December 31,
	2020	2021
	RMB	RMB	US$
Other receivables from advertisers	726,945	397,700	62,408
Advances to suppliers	110,816	108,263	16,989
Prepaid expenses	42,464	29,592	4,644
Inventories (i)	24,062	15,415	2,419
Receivable from third-party payment platform	14,848	16,785	2,634
Convertible loans (ii)	83,357	8,240	1,293
Others	113,560	104,324	16,371
Impairment of prepayments and inventory	(108,739)	(98,005)	(15,379)
Allowance for credit losses	(171,619)	(102,985)	(16,162)

Total	835,694	479,329	75,217

(i)
Inventory consists of finished goods, as of December 31, 2020 and 2021, inventories net of impairment reserve were RMB1,465 and RMB265 (US$42). Reserve for inventory for the years ended December 31, 2019, 2020 and 2021 were RMB2,800, RMB23,694 and RMB7,618 (US$1,195), respectively.

(ii)	As of December 31, 2020 and 2021, convertible loans were fully impaired.

Schedule of movement in the allowance for credit losses
The movements in the allowance for credit losses were as follows:

	Year ended December 31
	2020	2021
	RMB	RMB	USD
Balance as of January 1	144,622	171,619	26,932
Adoption of ASC 326	19,765	—	—
Amounts charged to expenses	10,862	(696)	(109)
Amounts written off	—	(66,658)	(10,460)
Disposal of a subsidiary	(11)	(1)	—
Foreign Exchange effect	(3,619)	(1,279)	(201)

Balance as of December 31	171,619	102,985	16,162